Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000085093
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class A
Trading Symbol	MAPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%	[1]
AssetsNet	$ 276,574,787
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class C
Trading Symbol	MSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.93%	[2]
AssetsNet	$ 276,574,787
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085091
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class I
Trading Symbol	MPAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[3]
AssetsNet	$ 276,574,787
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085092
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class L
Trading Symbol	MAPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$48	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[4]
AssetsNet	$ 276,574,787
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126919
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class R6
Trading Symbol	MADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[5]
AssetsNet	$ 276,574,787
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$276,574,787
# of Portfolio Holdings	30
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.5%
Short-Term Investments	7.2%
Financials	10.0%
Communication Services	10.2%
Industrials	12.3%
Consumer Discretionary	13.3%
Health Care	16.2%
Information Technology	30.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	11.8%
Royalty Pharma PLC	6.5%
Tesla, Inc.	6.0%
AppLovin Corp.	5.2%
Space Exploration Technologies Corp.	4.8%
Roivant Sciences Ltd.	4.8%
DoorDash, Inc.	4.7%
Affirm Holdings, Inc.	4.5%
Shopify, Inc.	4.5%
Medline, Inc.	4.3%
Total	57.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163121
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class A
Trading Symbol	MSAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.44%	[6]
AssetsNet	$ 104,415,359
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$104,415,359
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Hong Kong	0.9%
Singapore	1.9%
United States	6.1%
Taiwan	16.4%
India	21.2%
Korea, Republic of	26.3%
China	27.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd.	8.8%
MediaTek, Inc.	6.8%
MakeMyTrip Ltd.	4.2%
ICICI Bank Ltd.	4.1%
Baidu, Inc.	4.1%
Trip.com Group Ltd.	3.5%
Coupang, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.4%
Total	58.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163122
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class C
Trading Symbol	MSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.21%	[7]
AssetsNet	$ 104,415,359
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$104,415,359
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Hong Kong	0.9%
Singapore	1.9%
United States	6.1%
Taiwan	16.4%
India	21.2%
Korea, Republic of	26.3%
China	27.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd.	8.8%
MediaTek, Inc.	6.8%
MakeMyTrip Ltd.	4.2%
ICICI Bank Ltd.	4.1%
Baidu, Inc.	4.1%
Trip.com Group Ltd.	3.5%
Coupang, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.4%
Total	58.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163120
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class I
Trading Symbol	MSAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[8]
AssetsNet	$ 104,415,359
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$104,415,359
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Hong Kong	0.9%
Singapore	1.9%
United States	6.1%
Taiwan	16.4%
India	21.2%
Korea, Republic of	26.3%
China	27.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd.	8.8%
MediaTek, Inc.	6.8%
MakeMyTrip Ltd.	4.2%
ICICI Bank Ltd.	4.1%
Baidu, Inc.	4.1%
Trip.com Group Ltd.	3.5%
Coupang, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.4%
Total	58.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163123
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MSAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[9]
AssetsNet	$ 104,415,359
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$104,415,359
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Hong Kong	0.9%
Singapore	1.9%
United States	6.1%
Taiwan	16.4%
India	21.2%
Korea, Republic of	26.3%
China	27.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd.	8.8%
MediaTek, Inc.	6.8%
MakeMyTrip Ltd.	4.2%
ICICI Bank Ltd.	4.1%
Baidu, Inc.	4.1%
Trip.com Group Ltd.	3.5%
Coupang, Inc.	3.5%
Contemporary Amperex Technology Co. Ltd.	3.4%
Total	58.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216355
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class A
Trading Symbol	MDOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.71%	[10]
AssetsNet	$ 26,856,152
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,856,152
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Poland	1.1%
Singapore	1.5%
Brazil	3.5%
United States	7.3%
Taiwan	15.1%
India	19.3%
China	22.3%
Korea, Republic of	29.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	13.1%
Samsung Electronics Co. Ltd.	11.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
MediaTek, Inc.	6.1%
MercadoLibre, Inc.	4.8%
MakeMyTrip Ltd.	4.1%
ICICI Bank Ltd.	3.6%
NU Holdings Ltd.	3.5%
Baidu, Inc.	3.4%
Eternal Ltd.	3.3%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216357
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class C
Trading Symbol	MDOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.43%	[11]
AssetsNet	$ 26,856,152
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,856,152
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Poland	1.1%
Singapore	1.5%
Brazil	3.5%
United States	7.3%
Taiwan	15.1%
India	19.3%
China	22.3%
Korea, Republic of	29.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	13.1%
Samsung Electronics Co. Ltd.	11.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
MediaTek, Inc.	6.1%
MercadoLibre, Inc.	4.8%
MakeMyTrip Ltd.	4.1%
ICICI Bank Ltd.	3.6%
NU Holdings Ltd.	3.5%
Baidu, Inc.	3.4%
Eternal Ltd.	3.3%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216354
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class I
Trading Symbol	MDOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%	[12]
AssetsNet	$ 26,856,152
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,856,152
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Poland	1.1%
Singapore	1.5%
Brazil	3.5%
United States	7.3%
Taiwan	15.1%
India	19.3%
China	22.3%
Korea, Republic of	29.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	13.1%
Samsung Electronics Co. Ltd.	11.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
MediaTek, Inc.	6.1%
MercadoLibre, Inc.	4.8%
MakeMyTrip Ltd.	4.1%
ICICI Bank Ltd.	3.6%
NU Holdings Ltd.	3.5%
Baidu, Inc.	3.4%
Eternal Ltd.	3.3%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216356
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MDODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%	[13]
AssetsNet	$ 26,856,152
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,856,152
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Poland	1.1%
Singapore	1.5%
Brazil	3.5%
United States	7.3%
Taiwan	15.1%
India	19.3%
China	22.3%
Korea, Republic of	29.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	13.1%
Samsung Electronics Co. Ltd.	11.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
MediaTek, Inc.	6.1%
MercadoLibre, Inc.	4.8%
MakeMyTrip Ltd.	4.1%
ICICI Bank Ltd.	3.6%
NU Holdings Ltd.	3.5%
Baidu, Inc.	3.4%
Eternal Ltd.	3.3%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149048
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class A
Trading Symbol	MELAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%	[14]
AssetsNet	$ 100,589,271
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class C
Trading Symbol	MEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.11%	[15]
AssetsNet	$ 100,589,271
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149047
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class I
Trading Symbol	MELIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[16]
AssetsNet	$ 100,589,271
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226932
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class IR
Trading Symbol	MSIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$51	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[17]
AssetsNet	$ 100,589,271
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149050
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class R6
Trading Symbol	MELSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[18]
AssetsNet	$ 100,589,271
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$100,589,271
# of Portfolio Holdings	42
Portfolio Turnover Rate	80%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	5.6%
Peru	2.6%
Singapore	2.9%
Mexico	4.0%
Brazil	4.2%
United States	6.3%
South Africa	6.8%
China	13.6%
India	14.1%
Korea, Republic of	17.7%
Taiwan	22.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
SK Hynix, Inc.	9.2%
Samsung Electronics Co. Ltd.	4.4%
Delta Electronics, Inc.	3.4%
NAURA Technology Group Co. Ltd.	3.4%
Sea Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Credicorp Ltd.	2.6%
ICICI Bank Ltd.	2.6%
OUTsurance Group Ltd.	2.4%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007747
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class A
Trading Symbol	MMKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.37%	[19]
AssetsNet	$ 183,708,894
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155890
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class C
Trading Symbol	MSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.12%	[20]
AssetsNet	$ 183,708,894
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007746
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class I
Trading Symbol	MGEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.01%	[21]
AssetsNet	$ 183,708,894
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198815
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class IR
Trading Symbol	MRGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$56	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.97%	[22]
AssetsNet	$ 183,708,894
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113803
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class L
Trading Symbol	MSELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$108	1.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.87%	[23]
AssetsNet	$ 183,708,894
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class R6
Trading Symbol	MMMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.97%	[24]
AssetsNet	$ 183,708,894
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$183,708,894
# of Portfolio Holdings	84
Portfolio Turnover Rate	29%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
United States	2.0%
Mexico	2.3%
Poland	2.8%
South Africa	4.3%
Brazil	4.3%
India	12.1%
China	13.1%
Korea, Republic of	24.3%
Taiwan	29.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	12.4%
SK Hynix, Inc.	5.2%
SK Square Co. Ltd.	4.0%
MediaTek, Inc.	3.3%
Tencent Holdings Ltd.	3.1%
Delta Electronics, Inc.	2.9%
Unimicron Technology Corp.	1.9%
Alibaba Group Holding Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.6%
Total	51.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169209
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class A
Trading Symbol	MLNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[25]
AssetsNet	$ 416,832,499
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$416,832,499
# of Portfolio Holdings	22
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Consumer Discretionary	1.2%
Consumer Staples	1.5%
Real Estate	3.1%
Energy	3.3%
Materials	4.2%
Health Care	7.4%
Industrials	7.5%
Communication Services	10.3%
Financials	27.3%
Information Technology	33.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Alphabet, Inc.	10.3%
Eli Lilly & Co.	7.4%
Rolls-Royce Holdings PLC	6.8%
Mizuho Financial Group, Inc.	6.3%
Banco Santander SA	5.9%
Dell Technologies, Inc.	5.8%
JPMorgan Chase & Co.	5.6%
Standard Chartered PLC	4.5%
Total	74.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169210
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class C
Trading Symbol	MLNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.00%	[26]
AssetsNet	$ 416,832,499
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$416,832,499
# of Portfolio Holdings	22
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Consumer Discretionary	1.2%
Consumer Staples	1.5%
Real Estate	3.1%
Energy	3.3%
Materials	4.2%
Health Care	7.4%
Industrials	7.5%
Communication Services	10.3%
Financials	27.3%
Information Technology	33.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Alphabet, Inc.	10.3%
Eli Lilly & Co.	7.4%
Rolls-Royce Holdings PLC	6.8%
Mizuho Financial Group, Inc.	6.3%
Banco Santander SA	5.9%
Dell Technologies, Inc.	5.8%
JPMorgan Chase & Co.	5.6%
Standard Chartered PLC	4.5%
Total	74.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169208
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class I
Trading Symbol	MLNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[27]
AssetsNet	$ 416,832,499
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$416,832,499
# of Portfolio Holdings	22
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Consumer Discretionary	1.2%
Consumer Staples	1.5%
Real Estate	3.1%
Energy	3.3%
Materials	4.2%
Health Care	7.4%
Industrials	7.5%
Communication Services	10.3%
Financials	27.3%
Information Technology	33.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Alphabet, Inc.	10.3%
Eli Lilly & Co.	7.4%
Rolls-Royce Holdings PLC	6.8%
Mizuho Financial Group, Inc.	6.3%
Banco Santander SA	5.9%
Dell Technologies, Inc.	5.8%
JPMorgan Chase & Co.	5.6%
Standard Chartered PLC	4.5%
Total	74.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169211
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class R6
Trading Symbol	MLNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[28]
AssetsNet	$ 416,832,499
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$416,832,499
# of Portfolio Holdings	22
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Consumer Discretionary	1.2%
Consumer Staples	1.5%
Real Estate	3.1%
Energy	3.3%
Materials	4.2%
Health Care	7.4%
Industrials	7.5%
Communication Services	10.3%
Financials	27.3%
Information Technology	33.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Alphabet, Inc.	10.3%
Eli Lilly & Co.	7.4%
Rolls-Royce Holdings PLC	6.8%
Mizuho Financial Group, Inc.	6.3%
Banco Santander SA	5.9%
Dell Technologies, Inc.	5.8%
JPMorgan Chase & Co.	5.6%
Standard Chartered PLC	4.5%
Total	74.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169213
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class A
Trading Symbol	MLMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[29]
AssetsNet	$ 65,301,706
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$65,301,706
# of Portfolio Holdings	41
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.8%
Real Estate	1.9%
Health Care	2.7%
Energy	3.0%
Materials	3.8%
Industrials	10.0%
Consumer Discretionary	11.0%
Communication Services	11.8%
Financials	25.8%
Information Technology	29.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	9.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
NVIDIA Corp.	7.2%
Apple, Inc.	7.0%
Banco Santander SA	5.3%
JPMorgan Chase & Co.	5.2%
Sumitomo Mitsui Financial Group, Inc.	4.1%
Amazon.com, Inc.	3.9%
TJX Cos., Inc.	3.8%
Rolls-Royce Holdings PLC	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169214
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class C
Trading Symbol	MLMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.09%	[30]
AssetsNet	$ 65,301,706
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$65,301,706
# of Portfolio Holdings	41
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.8%
Real Estate	1.9%
Health Care	2.7%
Energy	3.0%
Materials	3.8%
Industrials	10.0%
Consumer Discretionary	11.0%
Communication Services	11.8%
Financials	25.8%
Information Technology	29.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	9.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
NVIDIA Corp.	7.2%
Apple, Inc.	7.0%
Banco Santander SA	5.3%
JPMorgan Chase & Co.	5.2%
Sumitomo Mitsui Financial Group, Inc.	4.1%
Amazon.com, Inc.	3.9%
TJX Cos., Inc.	3.8%
Rolls-Royce Holdings PLC	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169212
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class I
Trading Symbol	MLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[31]
AssetsNet	$ 65,301,706
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$65,301,706
# of Portfolio Holdings	41
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.8%
Real Estate	1.9%
Health Care	2.7%
Energy	3.0%
Materials	3.8%
Industrials	10.0%
Consumer Discretionary	11.0%
Communication Services	11.8%
Financials	25.8%
Information Technology	29.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	9.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
NVIDIA Corp.	7.2%
Apple, Inc.	7.0%
Banco Santander SA	5.3%
JPMorgan Chase & Co.	5.2%
Sumitomo Mitsui Financial Group, Inc.	4.1%
Amazon.com, Inc.	3.9%
TJX Cos., Inc.	3.8%
Rolls-Royce Holdings PLC	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169215
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class R6
Trading Symbol	MLMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[32]
AssetsNet	$ 65,301,706
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$65,301,706
# of Portfolio Holdings	41
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.8%
Real Estate	1.9%
Health Care	2.7%
Energy	3.0%
Materials	3.8%
Industrials	10.0%
Consumer Discretionary	11.0%
Communication Services	11.8%
Financials	25.8%
Information Technology	29.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	9.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
NVIDIA Corp.	7.2%
Apple, Inc.	7.0%
Banco Santander SA	5.3%
JPMorgan Chase & Co.	5.2%
Sumitomo Mitsui Financial Group, Inc.	4.1%
Amazon.com, Inc.	3.9%
TJX Cos., Inc.	3.8%
Rolls-Royce Holdings PLC	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204518
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class A
Trading Symbol	MSJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%	[33]
AssetsNet	$ 15,592,189
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$15,592,189
# of Portfolio Holdings	32
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Domestic Specialty	2.1%
Information Technology	2.5%
Financials	2.5%
Short-Term Investments	3.5%
Energy	3.5%
Consumer Staples	4.5%
Communication Services	5.9%
Industrials	7.3%
Health Care	29.9%
Consumer Discretionary	38.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Victoria PLC	18.5%
Roivant Sciences Ltd.	7.0%
Arbutus Biopharma Corp.	5.3%
QXO, Inc.	4.8%
Immunovant, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
Teleflex, Inc.	4.0%
Royalty Pharma PLC	3.7%
DraftKings, Inc.	3.6%
Calumet, Inc.	3.5%
Total	59.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204519
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class C
Trading Symbol	MSJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.09%	[34]
AssetsNet	$ 15,592,189
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$15,592,189
# of Portfolio Holdings	32
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Domestic Specialty	2.1%
Information Technology	2.5%
Financials	2.5%
Short-Term Investments	3.5%
Energy	3.5%
Consumer Staples	4.5%
Communication Services	5.9%
Industrials	7.3%
Health Care	29.9%
Consumer Discretionary	38.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Victoria PLC	18.5%
Roivant Sciences Ltd.	7.0%
Arbutus Biopharma Corp.	5.3%
QXO, Inc.	4.8%
Immunovant, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
Teleflex, Inc.	4.0%
Royalty Pharma PLC	3.7%
DraftKings, Inc.	3.6%
Calumet, Inc.	3.5%
Total	59.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204520
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class I
Trading Symbol	MSJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[35]
AssetsNet	$ 15,592,189
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$15,592,189
# of Portfolio Holdings	32
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Domestic Specialty	2.1%
Information Technology	2.5%
Financials	2.5%
Short-Term Investments	3.5%
Energy	3.5%
Consumer Staples	4.5%
Communication Services	5.9%
Industrials	7.3%
Health Care	29.9%
Consumer Discretionary	38.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Victoria PLC	18.5%
Roivant Sciences Ltd.	7.0%
Arbutus Biopharma Corp.	5.3%
QXO, Inc.	4.8%
Immunovant, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
Teleflex, Inc.	4.0%
Royalty Pharma PLC	3.7%
DraftKings, Inc.	3.6%
Calumet, Inc.	3.5%
Total	59.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204517
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class R6
Trading Symbol	MSJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[36]
AssetsNet	$ 15,592,189
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$15,592,189
# of Portfolio Holdings	32
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Domestic Specialty	2.1%
Information Technology	2.5%
Financials	2.5%
Short-Term Investments	3.5%
Energy	3.5%
Consumer Staples	4.5%
Communication Services	5.9%
Industrials	7.3%
Health Care	29.9%
Consumer Discretionary	38.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Victoria PLC	18.5%
Roivant Sciences Ltd.	7.0%
Arbutus Biopharma Corp.	5.3%
QXO, Inc.	4.8%
Immunovant, Inc.	4.7%
Floor & Decor Holdings, Inc.	4.7%
Teleflex, Inc.	4.0%
Royalty Pharma PLC	3.7%
DraftKings, Inc.	3.6%
Calumet, Inc.	3.5%
Total	59.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007755
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class A
Trading Symbol	MSFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.27%	[37]
AssetsNet	$ 1,021,174,817
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class C
Trading Symbol	MSGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	2.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	2.02%	[38]
AssetsNet	$ 1,021,174,817
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class I
Trading Symbol	MSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%	[39]
AssetsNet	$ 1,021,174,817
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113809
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class L
Trading Symbol	MSFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$84	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.80%	[40]
AssetsNet	$ 1,021,174,817
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000156276
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class R6
Trading Symbol	MGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%	[41]
AssetsNet	$ 1,021,174,817
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,174,817
# of Portfolio Holdings	35
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.5%
Communication Services	10.4%
Health Care	11.7%
Consumer Discretionary	11.8%
Industrials	13.2%
Consumer Staples	15.0%
Information Technology	16.2%
Financials	20.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Visa, Inc.	5.5%
Microsoft Corp.	4.7%
Coca-Cola Co.	4.7%
L'Oreal SA	4.7%
Aon PLC	4.6%
Netflix, Inc.	4.0%
Amazon.com, Inc.	3.6%
Ferrari NV	3.5%
Total	47.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class A
Trading Symbol	MIGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[42]
AssetsNet	$ 56,176,689
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155902
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class C
Trading Symbol	MSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.09%	[43]
AssetsNet	$ 56,176,689
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094891
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class I
Trading Symbol	MIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[44]
AssetsNet	$ 56,176,689
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class L
Trading Symbol	MIGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$91	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.84%	[45]
AssetsNet	$ 56,176,689
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000228507
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class R6
Trading Symbol	MGZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[46]
AssetsNet	$ 56,176,689
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$56,176,689
# of Portfolio Holdings	40
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.1%
Short-Term Investments	2.2%
Real Estate	2.9%
Industrials	3.6%
Communication Services	9.9%
Financials	13.0%
Consumer Discretionary	13.6%
Health Care	18.7%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Royalty Pharma PLC	8.9%
Tesla, Inc.	8.1%
Roivant Sciences Ltd.	7.5%
Affirm Holdings, Inc.	7.3%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
AppLovin Corp.	4.7%
MercadoLibre, Inc.	4.6%
Shopify, Inc.	4.6%
Total	68.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085100
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class A
Trading Symbol	MGGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[47]
AssetsNet	$ 3,012,628,893
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class C
Trading Symbol	MSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.96%	[48]
AssetsNet	$ 3,012,628,893
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085098
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class I
Trading Symbol	MGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[49]
AssetsNet	$ 3,012,628,893
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198822
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class IR
Trading Symbol	MGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$44	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[50]
AssetsNet	$ 3,012,628,893
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085099
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class L
Trading Symbol	MGGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$68	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%	[51]
AssetsNet	$ 3,012,628,893
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126921
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MGTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[52]
AssetsNet	$ 3,012,628,893
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,012,628,893
# of Portfolio Holdings	38
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.2%
Industrials	10.0%
Financials	12.8%
Communication Services	18.5%
Consumer Discretionary	23.8%
Information Technology	33.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	9.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
ASML Holding NV	5.6%
Meta Platforms, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Uber Technologies, Inc.	4.5%
Spotify Technology SA	4.2%
Hermes International SCA	3.8%
DoorDash, Inc.	3.6%
MercadoLibre, Inc.	3.4%
Total	53.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211166
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class A
Trading Symbol	MGKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%	[53]
AssetsNet	$ 45,200,437
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$45,200,437
# of Portfolio Holdings	49
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.2%
Energy	0.5%
Materials	1.3%
Short-Term Investments	3.7%
Consumer Staples	4.6%
Financials	6.5%
Communication Services	8.9%
Consumer Discretionary	14.3%
Health Care	17.5%
Information Technology	18.8%
Industrials	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.3%
Royalty Pharma PLC	8.6%
Canadian National Railway Co.	4.7%
Eurofins Scientific SE	4.7%
QXO, Inc.	4.7%
MercadoLibre, Inc.	4.6%
Spotify Technology SA	4.3%
Core & Main, Inc.	3.4%
Medline, Inc.	3.2%
Madison Air Solutions Corp.	3.0%
Total	54.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211167
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class C
Trading Symbol	MGKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.09%	[54]
AssetsNet	$ 45,200,437
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$45,200,437
# of Portfolio Holdings	49
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.2%
Energy	0.5%
Materials	1.3%
Short-Term Investments	3.7%
Consumer Staples	4.6%
Financials	6.5%
Communication Services	8.9%
Consumer Discretionary	14.3%
Health Care	17.5%
Information Technology	18.8%
Industrials	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.3%
Royalty Pharma PLC	8.6%
Canadian National Railway Co.	4.7%
Eurofins Scientific SE	4.7%
QXO, Inc.	4.7%
MercadoLibre, Inc.	4.6%
Spotify Technology SA	4.3%
Core & Main, Inc.	3.4%
Medline, Inc.	3.2%
Madison Air Solutions Corp.	3.0%
Total	54.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211168
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class I
Trading Symbol	MGKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[55]
AssetsNet	$ 45,200,437
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$45,200,437
# of Portfolio Holdings	49
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.2%
Energy	0.5%
Materials	1.3%
Short-Term Investments	3.7%
Consumer Staples	4.6%
Financials	6.5%
Communication Services	8.9%
Consumer Discretionary	14.3%
Health Care	17.5%
Information Technology	18.8%
Industrials	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.3%
Royalty Pharma PLC	8.6%
Canadian National Railway Co.	4.7%
Eurofins Scientific SE	4.7%
QXO, Inc.	4.7%
MercadoLibre, Inc.	4.6%
Spotify Technology SA	4.3%
Core & Main, Inc.	3.4%
Medline, Inc.	3.2%
Madison Air Solutions Corp.	3.0%
Total	54.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211165
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class R6
Trading Symbol	MGKQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[56]
AssetsNet	$ 45,200,437
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$45,200,437
# of Portfolio Holdings	49
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.2%
Energy	0.5%
Materials	1.3%
Short-Term Investments	3.7%
Consumer Staples	4.6%
Financials	6.5%
Communication Services	8.9%
Consumer Discretionary	14.3%
Health Care	17.5%
Information Technology	18.8%
Industrials	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.3%
Royalty Pharma PLC	8.6%
Canadian National Railway Co.	4.7%
Eurofins Scientific SE	4.7%
QXO, Inc.	4.7%
MercadoLibre, Inc.	4.6%
Spotify Technology SA	4.3%
Core & Main, Inc.	3.4%
Medline, Inc.	3.2%
Madison Air Solutions Corp.	3.0%
Total	54.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129961
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class A
Trading Symbol	MGQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%	[57]
AssetsNet	$ 21,758,414
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class C
Trading Symbol	MSGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.92%	[58]
AssetsNet	$ 21,758,414
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129960
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class I
Trading Symbol	MGQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[59]
AssetsNet	$ 21,758,414
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129962
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class L
Trading Symbol	MGQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$81	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.67%	[60]
AssetsNet	$ 21,758,414
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129963
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class R6
Trading Symbol	MGQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[61]
AssetsNet	$ 21,758,414
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$21,758,414
# of Portfolio Holdings	39
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Health Care	1.7%
Consumer Staples	7.5%
Financials	9.2%
Communication Services	11.0%
Consumer Discretionary	12.1%
Industrials	21.2%
Information Technology	36.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
NAURA Technology Group Co. Ltd.	5.3%
Alphabet, Inc.	4.9%
ASML Holding NV	4.2%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.7%
Diploma PLC	3.7%
Visa, Inc.	3.4%
Monster Beverage Corp.	3.3%
Total	43.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class A
Trading Symbol	MSEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[62]
AssetsNet	$ 3,589,221,460
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class C
Trading Symbol	MSGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.66%	[63]
AssetsNet	$ 3,589,221,460
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007750
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class I
Trading Symbol	MSEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[64]
AssetsNet	$ 3,589,221,460
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198816
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class IR
Trading Symbol	MGHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$26	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%	[65]
AssetsNet	$ 3,589,221,460
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113805
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class L
Trading Symbol	MSHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$68	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%	[66]
AssetsNet	$ 3,589,221,460
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126914
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class R6
Trading Symbol	MGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%	[67]
AssetsNet	$ 3,589,221,460
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,589,221,460
# of Portfolio Holdings	31
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	0.4%
Real Estate	0.6%
Short-Term Investments	1.6%
Industrials	4.6%
Communication Services	8.6%
Financials	10.5%
Consumer Discretionary	14.9%
Health Care	15.8%
Information Technology	43.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	7.0%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.5%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007745
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class A
Trading Symbol	MSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[68]
AssetsNet	$ 281,798,073
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155889
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class C
Trading Symbol	MSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.10%	[69]
AssetsNet	$ 281,798,073
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007744
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class I
Trading Symbol	MSSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[70]
AssetsNet	$ 281,798,073
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000104303
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class L
Trading Symbol	MSSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$95	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.85%	[71]
AssetsNet	$ 281,798,073
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129402
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class R6
Trading Symbol	MFLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[72]
AssetsNet	$ 281,798,073
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$281,798,073
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.1%
Short-Term Investments	4.4%
Financials	4.8%
Industrials	4.9%
Consumer Staples	5.8%
Consumer Discretionary	5.9%
Real Estate	8.3%
Information Technology	25.6%
Health Care	39.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Agilon health, Inc.	8.8%
Cloudflare, Inc.	8.6%
Opendoor Technologies, Inc.	7.1%
Aurora Innovation, Inc.	6.4%
IonQ, Inc.	5.7%
X4 Pharmaceuticals, Inc.	3.7%
HealthEquity, Inc.	3.5%
Celsius Holdings, Inc.	3.4%
Immunovant, Inc.	3.3%
GRAIL, Inc.	3.1%
Total	53.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class A
Trading Symbol	MFAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%	[73]
AssetsNet	$ 2,142,996,339
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155904
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class C
Trading Symbol	MSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.10%	[74]
AssetsNet	$ 2,142,996,339
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class I
Trading Symbol	MFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[75]
AssetsNet	$ 2,142,996,339
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094899
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class L
Trading Symbol	MSALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[76]
AssetsNet	$ 2,142,996,339
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198826
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class R6
Trading Symbol	IDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[77]
AssetsNet	$ 2,142,996,339
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,142,996,339
# of Portfolio Holdings	35
Portfolio Turnover Rate	0%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	9.0%
Sweden	5.2%
Italy	5.5%
Switzerland	5.9%
Denmark	6.3%
India	8.1%
United States	8.8%
Netherlands	9.7%
Taiwan	10.2%
Japan	10.5%
France	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
ASML Holding NV	8.8%
Keyence Corp.	6.6%
DSV AS	6.3%
Hermes International SCA	6.2%
Moncler SpA	5.4%
Schneider Electric SE	5.4%
Spotify Technology SA	5.2%
L'Oreal SA	4.8%
MercadoLibre, Inc.	3.3%
Total	62.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007759
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class A
Trading Symbol	MIQBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[78]
AssetsNet	$ 192,222,838
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155894
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class C
Trading Symbol	MSECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.06%	[79]
AssetsNet	$ 192,222,838
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class I
Trading Symbol	MSIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[80]
AssetsNet	$ 192,222,838
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113811
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class L
Trading Symbol	MSQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$92	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%	[81]
AssetsNet	$ 192,222,838
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class R6
Trading Symbol	MIQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[82]
AssetsNet	$ 192,222,838
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$192,222,838
# of Portfolio Holdings	48
Portfolio Turnover Rate	41%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.0%
Sweden	2.6%
China	2.9%
Denmark	4.4%
Taiwan	5.1%
Netherlands	7.1%
Germany	7.5%
Italy	7.9%
Japan	10.6%
France	16.1%
United Kingdom	29.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
ASML Holding NV	4.1%
Keyence Corp.	4.1%
Safran SA	4.0%
L'Oreal SA	3.6%
Deutsche Boerse AG	3.4%
Shell PLC	3.2%
TotalEnergies SE	3.2%
AstraZeneca PLC	3.0%
London Stock Exchange Group PLC	2.9%
Total	36.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085089
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class A
Trading Symbol	MIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[83]
AssetsNet	$ 651,277,307
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155897
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class C
Trading Symbol	MSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.10%	[84]
AssetsNet	$ 651,277,307
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085087
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class I
Trading Symbol	MIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[85]
AssetsNet	$ 651,277,307
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198820
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class IR
Trading Symbol	MRNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[86]
AssetsNet	$ 651,277,307
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085088
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class L
Trading Symbol	MIOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$96	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.85%	[87]
AssetsNet	$ 651,277,307
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126918
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MNOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[88]
AssetsNet	$ 651,277,307
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$651,277,307
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.7%
Denmark	3.2%
Sweden	4.3%
Netherlands	5.7%
Taiwan	8.1%
China	8.2%
France	8.8%
India	9.4%
Japan	10.1%
United States	10.1%
Korea, Republic of	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
SK Hynix, Inc.	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Samsung Electronics Co. Ltd.	7.3%
ASML Holding NV	4.8%
Spotify Technology SA	4.3%
Hermes International SCA	4.3%
Sanrio Co. Ltd.	3.8%
MercadoLibre, Inc.	3.8%
Asics Corp.	3.3%
DSV AS	3.2%
Total	53.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236930
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class A
Trading Symbol	MSDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[89]
AssetsNet	$ 2,212,951
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,212,951
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	3.8%
Sweden	3.4%
Denmark	3.4%
Italy	3.9%
Germany	6.4%
Netherlands	6.6%
Japan	8.9%
Taiwan	9.1%
United States	10.9%
France	17.1%
United Kingdom	26.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Safran SA	5.9%
Keyence Corp.	4.8%
ASML Holding NV	4.7%
L'Oreal SA	4.1%
Ferrari NV (Euronext NV)	3.9%
Deutsche Boerse AG	3.8%
Legrand SA	3.6%
DSV AS	3.4%
Atlas Copco AB	3.3%
Total	46.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236928
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class C
Trading Symbol	MSDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%	[90]
AssetsNet	$ 2,212,951
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,212,951
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	3.8%
Sweden	3.4%
Denmark	3.4%
Italy	3.9%
Germany	6.4%
Netherlands	6.6%
Japan	8.9%
Taiwan	9.1%
United States	10.9%
France	17.1%
United Kingdom	26.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Safran SA	5.9%
Keyence Corp.	4.8%
ASML Holding NV	4.7%
L'Oreal SA	4.1%
Ferrari NV (Euronext NV)	3.9%
Deutsche Boerse AG	3.8%
Legrand SA	3.6%
DSV AS	3.4%
Atlas Copco AB	3.3%
Total	46.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236927
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class I
Trading Symbol	MSDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[91]
AssetsNet	$ 2,212,951
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,212,951
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	3.8%
Sweden	3.4%
Denmark	3.4%
Italy	3.9%
Germany	6.4%
Netherlands	6.6%
Japan	8.9%
Taiwan	9.1%
United States	10.9%
France	17.1%
United Kingdom	26.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Safran SA	5.9%
Keyence Corp.	4.8%
ASML Holding NV	4.7%
L'Oreal SA	4.1%
Ferrari NV (Euronext NV)	3.9%
Deutsche Boerse AG	3.8%
Legrand SA	3.6%
DSV AS	3.4%
Atlas Copco AB	3.3%
Total	46.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236929
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class R6
Trading Symbol	MSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[92]
AssetsNet	$ 2,212,951
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,212,951
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	3.8%
Sweden	3.4%
Denmark	3.4%
Italy	3.9%
Germany	6.4%
Netherlands	6.6%
Japan	8.9%
Taiwan	9.1%
United States	10.9%
France	17.1%
United Kingdom	26.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Safran SA	5.9%
Keyence Corp.	4.8%
ASML Holding NV	4.7%
L'Oreal SA	4.1%
Ferrari NV (Euronext NV)	3.9%
Deutsche Boerse AG	3.8%
Legrand SA	3.6%
DSV AS	3.4%
Atlas Copco AB	3.3%
Total	46.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007737
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class A
Trading Symbol	MSIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[93]
AssetsNet	$ 198,678,718
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155887
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class C
Trading Symbol	MSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.99%	[94]
AssetsNet	$ 198,678,718
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007736
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class I
Trading Symbol	MSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[95]
AssetsNet	$ 198,678,718
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215549
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class IR
Trading Symbol	MAIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$45	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[96]
AssetsNet	$ 198,678,718
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113799
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class L
Trading Symbol	MSLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.73%	[97]
AssetsNet	$ 198,678,718
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215548
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class R6
Trading Symbol	MAIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[98]
AssetsNet	$ 198,678,718
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$198,678,718
# of Portfolio Holdings	91
Portfolio Turnover Rate	24%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	26.1%
China	4.4%
Germany	5.0%
India	5.9%
United Kingdom	6.5%
Canada	6.5%
Taiwan	6.6%
United States	6.7%
France	7.7%
Korea, Republic of	12.2%
Japan	12.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.6%
SK Hynix, Inc.	4.6%
ASML Holding NV	2.8%
CaixaBank SA	2.8%
Mizuho Financial Group, Inc.	2.7%
AIB Group PLC	2.6%
OTP Bank Nyrt	2.1%
AstraZeneca PLC	2.0%
Royal Bank of Canada	2.0%
Total	33.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218315
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class A
Trading Symbol	MSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[99]
AssetsNet	$ 3,771,909
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,771,909
# of Portfolio Holdings	80
Portfolio Turnover Rate	78%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Real Estate	1.0%
Short-Term Investments	1.3%
Materials	2.3%
Consumer Staples	5.0%
Communication Services	6.1%
Financials	7.5%
Consumer Discretionary	14.5%
Health Care	15.9%
Information Technology	21.0%
Industrials	25.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.7%
Royalty Pharma PLC	9.9%
QXO, Inc.	5.8%
Madison Air Solutions Corp.	5.4%
Core & Main, Inc.	4.6%
Medline, Inc.	4.3%
DoorDash, Inc.	4.1%
Tesla, Inc.	2.8%
Celsius Holdings, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218316
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class C
Trading Symbol	MSHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%	[100]
AssetsNet	$ 3,771,909
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,771,909
# of Portfolio Holdings	80
Portfolio Turnover Rate	78%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Real Estate	1.0%
Short-Term Investments	1.3%
Materials	2.3%
Consumer Staples	5.0%
Communication Services	6.1%
Financials	7.5%
Consumer Discretionary	14.5%
Health Care	15.9%
Information Technology	21.0%
Industrials	25.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.7%
Royalty Pharma PLC	9.9%
QXO, Inc.	5.8%
Madison Air Solutions Corp.	5.4%
Core & Main, Inc.	4.6%
Medline, Inc.	4.3%
DoorDash, Inc.	4.1%
Tesla, Inc.	2.8%
Celsius Holdings, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218317
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class I
Trading Symbol	MSHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[101]
AssetsNet	$ 3,771,909
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,771,909
# of Portfolio Holdings	80
Portfolio Turnover Rate	78%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Real Estate	1.0%
Short-Term Investments	1.3%
Materials	2.3%
Consumer Staples	5.0%
Communication Services	6.1%
Financials	7.5%
Consumer Discretionary	14.5%
Health Care	15.9%
Information Technology	21.0%
Industrials	25.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.7%
Royalty Pharma PLC	9.9%
QXO, Inc.	5.8%
Madison Air Solutions Corp.	5.4%
Core & Main, Inc.	4.6%
Medline, Inc.	4.3%
DoorDash, Inc.	4.1%
Tesla, Inc.	2.8%
Celsius Holdings, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218314
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class R6
Trading Symbol	MSHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[102]
AssetsNet	$ 3,771,909
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,771,909
# of Portfolio Holdings	80
Portfolio Turnover Rate	78%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Real Estate	1.0%
Short-Term Investments	1.3%
Materials	2.3%
Consumer Staples	5.0%
Communication Services	6.1%
Financials	7.5%
Consumer Discretionary	14.5%
Health Care	15.9%
Information Technology	21.0%
Industrials	25.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.7%
Royalty Pharma PLC	9.9%
QXO, Inc.	5.8%
Madison Air Solutions Corp.	5.4%
Core & Main, Inc.	4.6%
Medline, Inc.	4.3%
DoorDash, Inc.	4.1%
Tesla, Inc.	2.8%
Celsius Holdings, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169221
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class A
Trading Symbol	MUOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[103]
AssetsNet	$ 417,503,666
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$417,503,666
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference†
Real Estate	1.1%
Materials	1.8%
Consumer Staples	1.9%
Energy	4.3%
Health Care	4.9%
Industrials	7.3%
Consumer Discretionary	10.2%
Communication Services	13.2%
Financials	16.0%
Information Technology	39.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	11.9%
NVIDIA Corp.	11.7%
Apple, Inc.	10.4%
JPMorgan Chase & Co.	6.3%
General Electric Co.	5.6%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Micron Technology, Inc.	4.6%
Microsoft Corp.	4.5%
Jabil, Inc.	3.3%
Total	68.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169222
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class C
Trading Symbol	MUOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.86%	[104]
AssetsNet	$ 417,503,666
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$417,503,666
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference†
Real Estate	1.1%
Materials	1.8%
Consumer Staples	1.9%
Energy	4.3%
Health Care	4.9%
Industrials	7.3%
Consumer Discretionary	10.2%
Communication Services	13.2%
Financials	16.0%
Information Technology	39.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	11.9%
NVIDIA Corp.	11.7%
Apple, Inc.	10.4%
JPMorgan Chase & Co.	6.3%
General Electric Co.	5.6%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Micron Technology, Inc.	4.6%
Microsoft Corp.	4.5%
Jabil, Inc.	3.3%
Total	68.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169220
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class I
Trading Symbol	MUOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[105]
AssetsNet	$ 417,503,666
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$417,503,666
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference†
Real Estate	1.1%
Materials	1.8%
Consumer Staples	1.9%
Energy	4.3%
Health Care	4.9%
Industrials	7.3%
Consumer Discretionary	10.2%
Communication Services	13.2%
Financials	16.0%
Information Technology	39.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	11.9%
NVIDIA Corp.	11.7%
Apple, Inc.	10.4%
JPMorgan Chase & Co.	6.3%
General Electric Co.	5.6%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Micron Technology, Inc.	4.6%
Microsoft Corp.	4.5%
Jabil, Inc.	3.3%
Total	68.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169223
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class R6
Trading Symbol	MUOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[106]
AssetsNet	$ 417,503,666
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$417,503,666
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference†
Real Estate	1.1%
Materials	1.8%
Consumer Staples	1.9%
Energy	4.3%
Health Care	4.9%
Industrials	7.3%
Consumer Discretionary	10.2%
Communication Services	13.2%
Financials	16.0%
Information Technology	39.3%
Footnote	Description
Footnote†	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc.	11.9%
NVIDIA Corp.	11.7%
Apple, Inc.	10.4%
JPMorgan Chase & Co.	6.3%
General Electric Co.	5.6%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Micron Technology, Inc.	4.6%
Microsoft Corp.	4.5%
Jabil, Inc.	3.3%
Total	68.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

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